Annual Operating Expenses {- Franklin Payout 2020 Fund} - Franklin Fund Allocator Series (Payout) FAS3-07 - Franklin Payout 2020 Fund	Oct. 01, 2020
Class R6
Operating Expenses:
Management fees	0.30%
Distribution and service (12b-1) fees	none
Other expenses	3.30%	[1]
Acquired fund fees and expenses	0.02%	[2]
Total annual Fund operating expenses	3.62%	[1],[2]
Fee waiver and/or expense reimbursement	(3.31%)	[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.31%	[1],[2],[3]
Advisor Class
Operating Expenses:
Management fees	0.30%
Distribution and service (12b-1) fees	none
Other expenses	3.30%	[1]
Acquired fund fees and expenses	0.02%	[2]
Total annual Fund operating expenses	3.62%	[1],[2]
Fee waiver and/or expense reimbursement	(3.16%)	[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.46%	[1],[2],[3]

[1]

1. Other expenses have been restated to reflect current fiscal year expenses. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

[2]

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

[3]

3. The investment manager has contractually agreed to waive or assume certain expenses so that operating expenses (excluding acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed 0.44% until September 30, 2021. The investment manager also has contractually agreed in advance to reduce its fees as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund) for at least one year following the date of this prospectus. In addition, the transfer agent has contractually agreed to limit its fees on Class R6 shares of the Fund to 0.02% until September 30, 2021. During its term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the fee waiver and expense limitation.